February 8, 2010

Securities and Exchange Commission

100 F Street, NW

Washington, DC 20549

RE:	PHL Variable Insurance Company
Registration Statement on Form S-1

To the Commission Staff:

Electronically transmitted for filing is a registration statement on Form S-1 under the Securities Act of 1933, as amended (“1933 Act”).

The purpose of this filing is to register a group annuity contract and certificate (“Contract”) relating to a guaranteed minimum withdrawal benefit on certain managed account portfolios. The Contract will be issued by PHL Variable Insurance Company.

The filing fee for the Form S-1 has been wired to the Commission’s lockbox at U.S. Bank of St. Louis, Missouri.

Please call me at (860) 403-6486 if you have questions concerning this filing.

Very truly yours,

/s/ Mary K. Johnson

Counsel

Phoenix Life Insurance Company